Changes in Company's Shareholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shareholders Equity And Noncontrolling Interest [Line Items]
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 182,809	$ 206,950	$ 189,606
Decrease in Textainer Group Holdings Limited's additional paid-in capital for TMCL capital restructuring			(144,832)
Transfers to the noncontrolling interest:			(43,010)
Change in net income attributable to Textainer Group Holdings Limited common shareholders and transfers to the noncontrolling interest	182,809	206,950	146,596
Additional Paid-in Capital
Shareholders Equity And Noncontrolling Interest [Line Items]
Decrease in Textainer Group Holdings Limited's additional paid-in capital for TMCL capital restructuring			$ (43,010)